CONSOLIDATED STATEMENT OF OPERATIONS (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Insurance policy income	$ 2,690.5	$ 2,670.0	$ 3,093.6
Net investment income (loss):
General account assets	1,360.7	1,295.0	1,230.9
Policyholder and reinsurer accounts and other special- purpose portfolios	(6.6)	71.9	61.8
Realized investment gains (losses):
Net realized investment gains, excluding impairment losses	96.4	180.0	134.9
Other-than-temporary impairment losses:
Total other-than-temporary impairment losses	(39.9)	(146.8)	(385.0)
Portion of other-than-temporary impairment losses recognized in accumulated other comprehensive income	5.3	(3.0)	189.6
Net impairment losses recognized	(34.6)	(149.8)	(195.4)
Total realized gains (losses)	61.8	30.2	(60.5)
Fee revenue and other income	18.2	16.8	15.6
Total revenues	4,124.6	4,083.9	4,341.4
Benefits and expenses:
Insurance policy benefits	2,699.0	2,723.7	3,066.7
Interest expense	114.1	113.2	117.9
Amortization	297.4	325.0	345.3
Loss on extinguishment or modification of debt	3.4	6.8	22.2
Other operating costs and expenses	704.5	690.3	717.5
Total benefits and expenses	3,818.4	3,859.0	4,269.6
Income before income taxes	306.2	224.9	71.8
Income tax expense:
Tax expense on period income	113.5	79.3	23.6
Valuation allowance for deferred tax assets	(143.0)	(95.0)	27.8
Net income	$ 335.7	$ 240.6	$ 20.4
Basic:
Weighted average shares outstanding	247,952,000	250,973,000	188,365,000
Net income	$ 1.35	$ 0.96	$ 0.11
Diluted:
Weighted average shares outstanding	304,081,000	301,858,000	193,340,000
Net income	$ 1.15	$ 0.84	$ 0.11